Note 18 - Operating Segmentation	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a branchless business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) – Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRT Cyber Inc., to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2022 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three and nine months ended July 31, 2023 and 2022:

(thousands of Canadian dollars)
for the three months ended	July 31, 2023				July 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,929	$-	$-	$24,929	$20,062	$-	$-	$20,062
Non-interest income	101	2,020	(191)	1,930	12	1,206	(41)	1,177
Total revenue	25,030	2,020	(191)	26,859	20,074	1,206	(41)	21,239

Provision for (recovery of) credit losses	171	-	-	171	166	-	-	166
	24,859	2,020	(191)	26,688	19,908	1,206	(41)	21,073

Non-interest expenses:
Salaries and benefits	5,891	1,562	-	7,453	5,600	1,168	-	6,768
General and administrative	4,257	380	(191)	4,446	5,217	343	(41)	5,519
Premises and equipment	610	370	-	980	610	319	-	929
	10,758	2,312	(191)	12,879	11,427	1,830	(41)	13,216

Income (loss) before income taxes	14,101	(292)	-	13,809	8,481	(624)	-	7,857

Income tax provision	3,999	(193)	-	3,806	2,099	38	-	2,137

Net income (loss)	$10,102	$(99)	$-	$10,003	$6,382	$(662)	$-	$5,720

Total assets	$3,971,781	$25,485	$(16,421)	$3,980,845	$3,076,611	$21,796	$(23,064)	$3,075,343

Total liabilities	$3,609,832	$29,123	$(23,153)	$3,615,802	$2,725,820	$24,794	$(21,919)	$2,728,695

(thousands of Canadian dollars)
for the nine months ended	July 31, 2023				July 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$73,812	$-	$-	$73,812	$54,189	$-	$-	$54,189
Non-interest income	225	5,999	(574)	5,650	14	4,061	(124)	3,951
Total revenue	74,037	5,999	(574)	79,462	54,203	4,061	(124)	58,140

Provision for (recovery of) credit losses	793	-	-	793	246	-	-	246
	73,244	5,999	(574)	78,669	53,957	4,061	(124)	57,894

Non-interest expenses:
Salaries and benefits	19,505	4,634	-	24,139	16,625	2,952	-	19,577
General and administrative	10,250	1,212	(574)	10,888	12,460	826	(124)	13,162
Premises and equipment	1,845	1,068	-	2,913	1,851	1,029	-	2,880
	31,600	6,914	(574)	37,940	30,936	4,807	(124)	35,619

Income (loss) before income taxes	41,644	(915)	-	40,729	23,021	(746)	-	22,275

Income tax provision	11,779	(733)	-	11,046	5,805	241	-	6,046

Net income (loss)	$29,865	$(182)	$-	$29,683	$17,216	$(987)	$-	$16,229

Total assets	$3,971,781	$25,485	$(16,421)	$3,980,845	$3,076,611	$21,796	$(23,064)	$3,075,343

Total liabilities	$3,609,832	$29,123	$(23,153)	$3,615,802	$2,725,820	$24,794	$(21,919)	$2,728,695

The Bank has operations in the US, through both its Digital Banking and DRTC businesses, however as at July 31, 2023, substantially all of the Bank’s earnings and assets are based in Canada.